Note 12 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party interest	$ 0	$ 928	$ 874
Related party bank charges	$ 0	$ 20	$ 179